INITIAL PUBLIC OFFERING (Details Narrative) - Cetus Capital Acquisition Corp [Member] - USD ($)			6 Months Ended		7 Months Ended	12 Months Ended
	Feb. 03, 2023	Feb. 01, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2023	Jun. 20, 2023	Feb. 03, 2022
Subsidiary, Sale of Stock [Line Items]
Proceeds from initial public offering				$ 57,500,000		$ 57,500,000
Exercise price per share							$ 11.50
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Exercise price per share	$ 11.50							$ 11.50
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	5,750,000
Sale of stock price per share	$ 10.00
Proceeds from initial public offering	$ 57,500,000
Over-Allotment Option [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of stock, number of shares issued in transaction	750,000	750,000